Debt And Commitments - Schedule of Company's Long-term Debt (Parenthetical) (Detail)	Dec. 31, 2012	Dec. 31, 2011
Bank Term Debt [Member]
Weighted average interest rate of bank term debt	8.00%	9.40%
Government Loans [Member]
Weighted average interest rate of bank term debt	5.40%	5.80%